UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.7%

Asia-48.7%

China-10.7%
1,000,000	China Overseas Grand Oceans Group, Ltd.	$406,331
380,000	China Overseas Land & Investment, Ltd.	1,196,032
968,261	China Resources Land, Ltd.	2,722,816
3,200,000	China South City Holdings, Ltd.	945,268
1,000,000	China State Construction International Holdings, Ltd.	1,558,247
1,500,000	Country Garden Holdings Co., Ltd.	586,278
80,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	583,569
200,000	E-House China Holdings, Ltd.-ADR	1,260,000
666,667	Greenland Hong Kong Holdings, Ltd. (b)	379,242
700,000	Longfor Properties Co., Ltd.	996,865
550,000	Shimao Property Holdings, Ltd.	987,578
1,300,000	Sino-Ocean Land Holdings, Ltd.	897,153
2,000,000	Sunac China Holdings, Ltd.	1,787,857
		14,307,236

India-5.8%
1,399,872	DB Realty, Ltd. (b)	1,345,985
2,290,373	Hirco PLC (b)(c)(d)	35,768
249,877	Prestige Estates Projects, Ltd.	857,369
98,276	Sobha, Ltd.	536,456
2,000,000	South Asian Real Estate PLC (b)(c)(d)(e)	4,622,486
57,244	Yatra Capital, Ltd. (b)	332,573
		7,730,637

Indonesia-1.0%
246,285,560	PT Bakrieland Development TBK (b)	910,315
16,071,429	PT Pakuwon Jati TBK	493,043
		1,403,358

Japan-18.6%
15,000	Daito Trust Construction Co., Ltd.	1,584,903
496	GLP J-REIT	477,450
300,691	Hulic Co., Ltd.	2,976,947
800,000	Ichigo, Inc.	1,975,229
6,538	Invincible Investment Corp.	3,481,728
872,312	Kenedix, Inc.	3,413,655
200,000	Mitsubishi Estate Co., Ltd.	4,445,879
166,725	Mitsui Fudosan Co., Ltd.	4,746,756
50,000	Sumitomo Realty & Development Co., Ltd.	1,754,549
		24,857,096

Philippines-6.6%
2,847,077	Ayala Land, Inc.	2,328,210
30,000,000	Megaworld Corp.	3,109,216
7,300,070	SM Prime Holdings, Inc.	3,423,778
		8,861,204

Singapore-1.7%
2,479,000	Banyan Tree Holdings, Ltd.	894,489
801,420	Global Logistic Properties, Ltd.	1,343,635
		2,238,124

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

Thailand-1.9%
1,514,600	Central Pattana PCL	2,030,497
550,392	Minor International PCL	456,773
		2,487,270

United Arab Emirates-2.4%
1,523,076	DAMAC Properties Dubai Co. PJSC (b)	1,285,558
600,333	Emaar Malls Group PJSC (b)	531,232
660,000	Emaar Properties PJSC	1,419,645
		3,236,435
	Total Asia (Cost $90,444,376)	65,121,360

Europe-36.9%

Austria-0.3%
292,663	Immoeast Immobilien AG	0
190,000	Immofinanz AG (b)	465,955
560,991	Immofinanz Immobilien Anlagen AG	0
		465,955

France-4.6%
138,193	Nexity SA	6,093,588

Germany-3.5%
10,000	ADO Properties SA (b)	214,708
104,669	DIC Asset AG	915,369
2,947,900	Sirius Real Estate, Ltd.	1,473,077
113,933	TAG Immobilien AG	1,287,557
43,548	TLG Immobilien AG	779,335
		4,670,046

Greece-0.0% (f)
100,000	Dolphin Capital Investors, Ltd. (b)	29,867

Ireland-4.2%
690,000	Dalata Hotel Group PLC (b)	3,167,574
518,484	Green REIT PLC	871,221
166,666	Hibernia REIT PLC	240,699
1,075,000	Irish Residential Properties REIT PLC	1,340,003
		5,619,497

Norway-0.5%
72,000	Entra ASA (a)	654,469

Poland-0.2%
3,265,000	Nanette Real Estate Group NV (b)(c)(d)	252,798

Spain-2.0%
75,000	Hispania Activos Inmobiliarios SAU (b)	1,144,926
60,000	Lar Espana Real Estate Socimi SA	589,761
90,000	Merlin Properties Socimi SA (b)	986,350
		2,721,037

Sweden-2.0%
100,877	JM AB	2,671,967

United Kingdom-19.6%
320,270	Great Portland Estates PLC	4,163,748
90,000	Land Securities Group PLC	1,824,321

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

502,084	Londonmetric Property PLC	1,268,641
4,000,713	LXB Retail Properties PLC (b)	5,294,940
588,673	Quintain Estates & Development PLC (b)	1,211,180
1,600,756	Regus PLC	7,019,500
120,000	Savills PLC	1,835,564
150,000	The British Land Co. PLC	1,970,023
167,416	The Unite Group PLC	1,649,720
		26,237,637
	Total Europe (Cost $44,815,351)	49,416,861

North & South America-9.1%

Brazil-3.7%
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes	631,214
986,829	Direcional Engenharia SA	1,086,565
912,132	General Shopping Brasil SA (b)	959,031
388,000	JHSF Participacoes SA	222,106
53,655	Multiplan Empreendimentos Imobiliarios SA	731,029
155,394	Sao Carlos Empreendimentos e Participacoes SA	1,304,802
		4,934,747

Mexico-3.8%
500,000	Concentradora Fibra Hotelera Mexicana SA de CV	540,264
766,024	Corp. Inmobiliaria Vesta SAB de CV	1,288,394
600,979	Fibra Uno Administracion SA de CV	1,443,841
1,257,643	Hoteles City Express SAB de CV (b)	1,832,705
		5,105,204

United States-1.6%
74,984	Extended Stay America, Inc.	1,424,696
77,750	VEREIT, Inc.	681,090
		2,105,786
	Total North & South America (Cost $26,016,065)	12,145,737
	Total Common Stocks (Cost $161,275,792)	126,683,958

Equity-Linked Structured Notes-3.3%

Asia-3.3%

India-3.3%
108,107	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	812,764
185,910	Kolte-Patil Developers, Ltd.	558,152
540,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	3,099,276
		4,470,192
	Total Asia (Cost $3,322,900)	4,470,192
	Total Equity-Linked Structured Notes (Cost $3,322,900)	4,470,192

Investment Companies-0.6%

Asia-0.6%

India-0.6%
6,976,577	Trinity Capital PLC (b)	749,030
	Total Asia (Cost $10,032,091)	749,030
	Total Investment Companies (Cost $10,032,091)	749,030

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

Rights-0.2%

Europe-0.2%

Spain-0.2%
60,000	Lar Espana Real Estate Socimi SA Expiration: August 06, 2015 Exercise Price: EUR 6.76 (b)	73,144
90,000	Merlin Properties Socimi SA Expiration: August 06, 2015 Exercise Price: EUR 8.00 (b)	128,495
		201,639
	Total Europe (Cost $0)	201,639

North & South America-0.0% (f)

Brazil-0.0% (f)
57,416	Cyrela Commercial Properties SA Empreendimentos e Participacoes Expiration: August 26, 2015 Exercise Price: BRL 10.91 (b)	335
	Total North & South America (Cost $0)	335
	Total Rights (Cost $0)	201,974

Warrants-0.0% (f)

Asia-0.0% (f)

Thailand-0.0% (f)
25,018	Minor International PCL Expiration: November 03, 2017 Exercise Price: THB 36.36 (b)	2,200
	Total Asia (Cost $0)	2,200
	Total Warrants (Cost $0)	2,200

Short-Term Investments-1.6%
$2,208,000	State Street Eurodollar Time Deposit, 0.01%	2,208,000
	Total Short-Term Investments (Cost $2,208,000)	2,208,000
Total Investments (Cost $176,838,783)-100.4%		134,315,354
Liabilities in Excess of Other Assets-(0.4)%		(482,302)
TOTAL NET ASSETS 100.0%		$133,833,052

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.9% of the Fund’s net assets.

(b) Non-income producing security.

(c) Illiquid security.

(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 3.7% of the Fund’s net assets.

(e) Private placement.

(f) Amount is less than 0.05%.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

BRL-Brazilian Real

EUR-Euro

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAU-Sociedad Anonima Unipersonal

TBK-Indonesian city of Tanjung Balai Karimun

THB-Thailand Baht

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-99.9%

Apartments-18.4%
15,000	American Campus Communities, Inc.	$559,800
25,625	AvalonBay Communities, Inc. (a)	4,416,212
21,000	Camden Property Trust	1,672,230
38,000	Campus Crest Communities, Inc.	216,600
68,360	Equity Residential (a)	5,114,012
23,665	Essex Property Trust, Inc. (a)	5,322,495
35,200	Home Properties, Inc. (a)	2,594,240
36,900	UDR, Inc.	1,247,589
		21,143,178

Diversified-6.0%
26,114	American Assets Trust, Inc. (a)	1,086,865
37,087	Cousins Properties, Inc.	384,963
88,700	Crombie Real Estate Investment Trust	858,617
46,117	Vornado Realty Trust (a)	4,498,713
		6,829,158

Health Care-7.5%
35,803	Health Care REIT, Inc.	2,483,654
30,413	Omega Healthcare Investors, Inc.	1,102,775
47,344	Sabra Health Care REIT, Inc.	1,294,859
55,712	Ventas, Inc. (a)	3,737,718
		8,619,006

Lodging-5.7%
37,842	Chatham Lodging Trust	1,022,491
39,658	Chesapeake Lodging Trust	1,271,832
70,000	DiamondRock Hospitality Co.	882,700
2,100	Hatteras Financial Corp.	34,146
105,000	Host Hotels & Resorts, Inc.	2,034,900
12,000	LaSalle Hotel Properties (a)	399,240
15,000	Pebblebrook Hotel Trust	610,500
25,000	Strategic Hotels & Resorts, Inc. (b)	341,750
		6,597,559

Manufactured Homes-1.5%
28,900	Equity LifeStyle Properties, Inc.	1,672,732

Mortgage & Finance-1.5%
34,775	Apollo Commercial Real Estate Finance, Inc.	587,002
50,000	Starwood Property Trust, Inc.	1,088,000
		1,675,002

Net Lease-1.0%
9,012	EPR Properties	514,766
67,500	VEREIT, Inc.	591,300
		1,106,066

Office-Industrial Buildings-31.9%
51,528	Alexandria Real Estate Equities, Inc. (a)	4,777,161
49,611	Boston Properties, Inc.	6,116,044
37,671	CoreSite Realty Corp.	1,891,084
18,169	CyrusOne, Inc.	558,515
52,600	Digital Realty Trust, Inc.	3,380,602

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

59,509	Douglas Emmett, Inc.	1,744,209
40,352	DuPont Fabros Technology, Inc.	1,216,613
45,455	Empire State Realty Trust, Inc.-Class A	808,190
10,714	Hudson Pacific Properties, Inc.	329,777
42,473	Kilroy Realty Corp. (a)	3,009,212
23,708	Liberty Property Trust	806,783
15,000	Mack-Cali Realty Corp.	312,600
35,608	Paramount Group, Inc.	636,315
104,700	Prologis, Inc.	4,251,867
41,351	SL Green Realty Corp. (a)	4,761,154
44,537	STAG Industrial, Inc.	874,707
51,058	Terreno Realty Corp.	1,070,686
		36,545,519

REIT - Infrastructure-1.4%
17,500	American Tower Corp.	1,664,425

Retail Centers-19.3%
88,191	CBL & Associates Properties, Inc.	1,441,041
25,075	DDR Corp.	408,723
12,100	Federal Realty Investment Trust (a)	1,655,159
76,000	General Growth Properties, Inc.	2,062,640
50,000	Kimco Realty Corp.	1,235,500
56,295	Simon Property Group, Inc. (a)	10,539,550
19,106	Taubman Centers, Inc. (a)	1,429,129
30,928	The Macerich Co. (a)	2,448,260
23,058	Urban Edge Properties	495,055
28,647	WP GLIMCHER, Inc.	387,880
		22,102,937

Storage-5.7%
16,000	Extra Space Storage, Inc.	1,176,320
26,265	Public Storage (a)	5,389,053
		6,565,373
	Total Real Estate Investment Trusts (Cost $62,599,865)	114,520,955

Common Stocks-3.0%

Diversified-0.9%
200,000	Emaar Properties PJSC	430,195
25,000	Forest City Enterprises, Inc.-Class A (b)	583,750
		1,013,945

Lodging-1.5%
22,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	1,748,120

Other-0.6%
11,000	National Grid PLC-SP ADR	732,820
	Total Common Stocks (Cost $3,065,667)	3,494,885

Preferred Stocks-1.3%

Mortgage & Finance-0.5%
20,567	NorthStar Realty Finance Corp.-Series B, 8.250%	517,260

Retail Centers-0.8%
37,843	CBL & Associates Properties, Inc.-Series D, 7.375%	960,834
	Total Preferred Stocks (Cost $1,128,963)	1,478,094

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

Total Investments (Cost $66,794,495)-104.2%	119,493,934
Liabilities in Excess of Other Assets-(4.2)%	(4,806,520)
TOTAL NET ASSETS 100.0%	$114,687,414

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SP ADR-Sponsored American Depositary Receipt

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.0%

Asia-37.7%

China-10.5%
500,000	China Overseas Grand Oceans Group, Ltd.	$203,166
150,000	China Overseas Land & Investment, Ltd.	472,118
330,013	China Resources Land, Ltd.	928,019
1,500,000	China South City Holdings, Ltd.	443,094
350,000	China State Construction International Holdings, Ltd.	545,387
500,000	Country Garden Holdings Co., Ltd.	195,426
40,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	291,784
80,000	E-House China Holdings, Ltd.-ADR	504,000
351,429	Greenland Hong Kong Holdings, Ltd.	199,915
305,000	KWG Property Holding, Ltd.	227,797
275,000	Longfor Properties Co., Ltd.	391,626
200,000	Shimao Property Holdings, Ltd.	359,119
500,000	Sino-Ocean Land Holdings, Ltd.	345,059
750,000	Sunac China Holdings, Ltd.	670,446
		5,776,956

Hong Kong-1.8%
63,000	Hongkong Land Holdings, Ltd.	485,100
35,000	Sun Hung Kai Properties, Ltd.	537,711
		1,022,811

Indonesia-0.8%
33,380,487	PT Bakrieland Development TBK (b)	123,380
9,642,857	PT Pakuwon Jati TBK	295,826
		419,206

Japan-14.5%
5,000	Daito Trust Construction Co., Ltd.	528,301
158	GLP J-REIT	152,091
98,000	Hulic Co., Ltd.	970,234
400,000	Ichigo, Inc.	987,614
1,768	Invincible Investment Corp.	941,526
354,573	Kenedix, Inc.	1,387,565
45,000	Mitsubishi Estate Co., Ltd.	1,000,323
37,396	Mitsui Fudosan Co., Ltd.	1,064,685
18,000	Sumitomo Realty & Development Co., Ltd.	631,638
50,000	TOC Co., Ltd.	317,909
		7,981,886

Philippines-5.5%
655,539	Ayala Land, Inc.	536,070
10,000,000	Megaworld Corp.	1,036,406
1,401,363	Robinsons Land Corp.	862,542
1,275,000	SM Prime Holdings, Inc.	597,983
		3,033,001

Singapore-0.8%
280,000	Global Logistic Properties, Ltd.	469,439

Thailand-1.4%
430,000	Central Pattana PCL	576,465

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

253,000	Minor International PCL	209,966
		786,431

United Arab Emirates-2.4%
507,691	DAMAC Properties Dubai Co. PJSC (b)	428,519
250,889	Emaar Malls Group PJSC (b)	222,010
320,000	Emaar Properties PJSC	688,313
		1,338,842
	Total Asia (Cost $20,493,953)	20,828,572

Europe-19.7%

France-2.4%
30,000	Nexity SA	1,322,843

Germany-2.0%
30,414	DIC Asset AG	265,982
26,110	TAG Immobilien AG	295,069
29,677	TLG Immobilien AG	531,099
		1,092,150

Ireland-3.5%
230,000	Dalata Hotel Group PLC (b)	1,055,858
259,242	Green REIT PLC	435,611
370,000	Irish Residential Properties REIT PLC	461,210
		1,952,679

Norway-0.4%
26,000	Entra ASA (a)	236,336

Spain-1.8%
25,000	Hispania Activos Inmobiliarios SAU (b)	381,642
20,000	Lar Espana Real Estate Socimi SA	196,587
36,000	Merlin Properties Socimi SA (b)	394,540
		972,769

United Kingdom-9.6%
23,000	Great Portland Estates PLC	299,017
28,000	Land Securities Group PLC	567,566
60,000	Londonmetric Property PLC	151,605
778,923	LXB Retail Properties PLC (b)	1,030,904
202,853	Quintain Estates & Development PLC (b)	417,365
175,000	Regus PLC	767,395
50,000	Savills PLC	764,819
50,000	The British Land Co. PLC	656,674
64,064	The Unite Group PLC	631,288
		5,286,633
	Total Europe (Cost $9,181,048)	10,863,410

North & South America-36.6%

Brazil-1.8%
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (a)	172,371
201,912	Direcional Engenharia SA	222,319

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

40,000	General Shopping Brasil SA (b)	42,057
14,000	Multiplan Empreendimentos Imobiliarios SA	190,744
46,800	Sao Carlos Empreendimentos e Participacoes SA	392,967
		1,020,458

Mexico-3.5%
300,000	Concentradora Fibra Hotelera Mexicana SA de CV	324,158
314,009	Corp. Inmobiliaria Vesta SAB de CV	528,139
210,383	Fibra Uno Administracion SA de CV	505,442
399,212	Hoteles City Express SAB de CV (b)	581,753
		1,939,492

United States-31.3%
45,667	Altisource Residential Corp.	751,679
5,000	AvalonBay Communities, Inc.	861,700
4,000	Boston Properties, Inc.	493,120
30,000	Century Communities, Inc. (b)	606,000
70,000	Colony Capital, Inc.-Class A	1,590,400
50,000	DR Horton, Inc.	1,484,500
38,745	Extended Stay America, Inc.	736,155
25,909	Hilton Worldwide Holdings, Inc. (b)	695,657
9,000	Kilroy Realty Corp.	637,650
15,000	La Quinta Holdings, Inc. (b)	318,300
15,000	Lennar Corp.-Class A	795,600
50,000	LGI Homes, Inc. (b)	977,000
30,000	NorthStar Realty Finance Corp.	480,000
6,000	Ryland Group, Inc.	272,820
1,923	Simon Property Group, Inc.	360,024
6,000	Starwood Hotels & Resorts Worldwide, Inc.	476,760
75,045	Starwood Property Trust, Inc.	1,632,979
25,009	Starwood Waypoint Residential Trust	612,220
30,000	Taylor Morrison Home Corp.-Class A (b)	577,500
5,000	The Howard Hughes Corp. (b)	679,800
117,912	Two Harbors Investment Corp.	1,205,061
40,000	WCI Communities, Inc. (b)	1,009,600
		17,254,525
	Total North & South America (Cost $20,568,576)	20,214,475
	Total Common Stocks (Cost $50,243,577)	51,906,457

Equity-Linked Structured Notes-4.4%

Asia-4.4%

India-4.4%
400,000	DB Realty, Ltd.-Macquarie Bank, Ltd. (b)	384,602
62,370	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	468,907
193,000	Kolte-Patil Developers, Ltd.-Macquarie Bank, Ltd.	579,437
120,000	Prestige Estates Projects, Ltd.-Macquarie Bank, Ltd.	411,740
110,000	Sobha, Ltd.-Macquarie Bank, Ltd.	600,453
		2,445,139
	Total Asia (Cost $2,189,243)	2,445,139
	Total Equity-Linked Structured Notes (Cost $2,189,243)	2,445,139

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

Rights-0.1%

Europe-0.1%

Spain-0.1%
20,000	Lar Espana Real Estate Socimi SA Expiration: August 06, 2015 Exercise Price: EUR 6.76 (b)	24,381
36,000	Merlin Properties Socimi SA Expiration: August 06, 2015 Exercise Price: EUR 8.00 (b)	51,398
		75,779
	Total Europe (Cost $0)	75,779

North & South America-0.0% (c)

Brazil-0.0% (c)
6,625	Cyrela Commercial Properties SA Empreendimentos e Participacoes Expiration: August 19, 2015 Exercise Price: USD 1.00 (b)	0
	Total North & South America (Cost $0)	0
	Total Rights (Cost $0)	75,779

Warrants-0.0% (c)

Asia-0.0% (c)

Thailand-0.0% (c)
11,500	Minor International PCL Expiration: November 03, 2017 Exercise Price: THB 36.36 (b)	1,012
	Total Asia (Cost $0)	1,012
	Total Warrants (Cost $0)	1,012

Short-Term Investments-1.2%
$629,000	State Street Eurodollar Time Deposit, 0.01%	629,000
	Total Short-Term Investments (Cost $629,000)	629,000
Total Investments (Cost $53,061,820)-99.7%		55,057,387
Other Assets in Excess of Liabilities-0.3%		155,814
TOTAL NET ASSETS 100.0%		$55,213,201

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.3% of the Fund’s net assets.

(b) Non-income producing security.

(c) Amount is less than 0.05%.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

EUR-Euro

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

SAU-Sociedad Anonima Unipersonal

TBK-Indonesian city of Tanjung Balai Karimun

THB-Thailand Baht

USD-United States Dollar

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-85.1%

Asia-66.2%

China-39.5%
25,000	CapitaLand Retail China Trust	$28,975
50,000	Central China Real Estate, Ltd.	11,287
155,000	China Overseas Land & Investment, Ltd.	487,855
115,357	China Resources Land, Ltd.	324,392
25,000	China State Construction International Holdings, Ltd.	38,956
75,000	China Vanke Co., Ltd.-Class H	178,592
120,000	CIFI Holdings Group Co., Ltd.	25,076
155,333	Country Garden Holdings Co., Ltd.	60,712
11,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	80,241
11,000	E-House China Holdings, Ltd.-ADR	69,300
127,000	Evergrande Real Estate Group, Ltd.	83,877
150,000	Fantasia Holdings Group Co., Ltd.	20,703
160,000	Franshion Properties China, Ltd.	51,598
88,904	Greenland Hong Kong Holdings, Ltd. (b)	50,574
25,000	Greentown China Holdings, Ltd. (b)	24,864
38,000	Guangzhou R&F Properties Co., Ltd.-Class H (b)	38,136
90,000	KWG Property Holding, Ltd.	67,219
60,000	Longfor Properties Co., Ltd.	85,446
60,000	Poly Property Group Co., Ltd.	22,755
54,000	Shenzhen Investment, Ltd.	20,897
27,500	Shimao Property Holdings, Ltd.	49,379
121,000	Shui On Land, Ltd.	33,089
125,000	Sino-Ocean Land Holdings, Ltd.	86,265
66,000	Sunac China Holdings, Ltd.	58,999
		1,999,187

Hong Kong-2.2%
6,800	Cheung Kong Property Holdings, Ltd. (b)	56,665
3,800	CK Hutchison Holdings, Ltd.	56,419
		113,084

Indonesia-3.9%
25,000	First Real Estate Investment Trust	25,695
250,159	PT Bumi Serpong Damai TBK	33,102
200,500	PT Ciputra Development TBK	15,563
80,000	PT Ciputra Surya TBK	15,967
30,000	PT Lippo Cikarang TBK (b)	18,407
1,155,714	PT Pakuwon Jati TBK	35,455
400,000	PT Summarecon Agung TBK	51,451
		195,640

Philippines-8.0%
190,307	Ayala Land, Inc.	155,625
500,000	Megaworld Corp.	51,820
120,000	Robinsons Land Corp.	73,860
265,000	SM Prime Holdings, Inc.	124,287
		405,592

Singapore-1.1%
32,000	Global Logistic Properties, Ltd.	53,650

Thailand-3.1%
60,000	Amata Corp. PCL	24,003
135,000	AP Thailand PCL	22,599

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

50,000	BTS Group Holdings PCL-NVDR	13,974
38,000	Central Pattana PCL	50,943
85,000	Land & Houses PCL	19,173
10,000	Minor International PCL	8,299
30,000	Pruksa Real Estate PCL	20,514
		159,505

United Arab Emirates-8.4%
110,000	Aldar Properties PJSC	80,566
34,868	DAMAC Properties Dubai Co. PJSC (b)	29,431
55,611	Emaar Malls Group PJSC (b)	49,210
124,000	Emaar Properties PJSC	266,721
		425,928
	Total Asia (Cost $3,188,584)	3,352,586

Europe-3.5%

Greece-0.3%
2,000	Grivalia Properties REIC AE (c)	11,543

Spain-1.1%
3,900	Melia Hotels International SA	56,152

Turkey-2.1%
84,809	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	79,573
49,338	Is Gayrimenkul Yatirim Ortakligi AS	27,597
		107,170
	Total Europe (Cost $196,440)	174,865

Middle East/Africa-5.8%

Egypt-1.9%
4,183	Medinet Nasr Housing (b)	13,243
10,000	Orascom Hotels & Development (b)	13,027
70,786	Palm Hills Developments SAE (b)	22,510
15,355	Six of October Development & Investment (b)	20,865
26,000	Talaat Moustafa Group	27,229
		96,874

South Africa-3.9%
50,000	Growthpoint Properties, Ltd.	109,563
65,000	Redefine Properties, Ltd.	59,090
20,000	Vukile Property Fund, Ltd.	28,600
		197,253
	Total Middle East/Africa (Cost $320,671)	294,127

North & South America-9.6%

Argentina-0.4%
3,100	TGLT SA-ADR (d)	17,289

Brazil-2.4%
11,049	BR Malls Participacoes SA	41,467
5,724	Direcional Engenharia SA	6,302
8,000	Even Construtora e Incorporadora SA	6,822
2,011	Ez Tec Empreendimentos e Participacoes SA	8,135
10,538	General Shopping Brasil SA (b)	11,080
6,000	MRV Engenharia e Participacoes SA	13,493

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

2,500	Multiplan Empreendimentos Imobiliarios SA	34,062
		121,361

Chile-0.7%
19,000	Parque Arauco SA	35,024

Mexico-6.1%
23,937	Concentradora Fibra Hotelera Mexicana SA de CV	25,865
40,244	Corp. Inmobiliaria Vesta SAB de CV	67,687
15,582	Fibra Shop Portafolios Inmobiliarios SAPI de CV	16,904
45,000	Fibra Uno Administracion SA de CV	108,112
20,000	Grupo GICSA SA de CV (b)	19,612
30,000	Hoteles City Express SAB de CV (b)	43,718
17,000	Prologis Property Mexico SA de CV	28,688
		310,586
	Total North & South America (Cost $646,281)	484,260
	Total Common Stocks (Cost $4,351,976)	4,305,838

Equity-Linked Structured Notes-7.6%

Asia-7.6%

India-6.8%
30,000	DB Realty, Ltd.-Macquarie Bank, Ltd. (b)	28,845
9,989	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	75,099
37,000	DLF, Ltd.-Macquarie Bank, Ltd.	66,333
35,000	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (b)	46,890
4,000	Kolte-Patil Developers, Ltd.-Macquarie Bank, Ltd.	12,009
12,000	Oberoi Realty, Ltd.-Macquarie Bank, Ltd.	49,175
9,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	53,434
2,000	Prestige Estates Projects, Ltd.-Macquarie Bank, Ltd.	6,862
1,000	Sobha, Ltd.-Macquarie Bank, Ltd.	5,458
		344,105

Vietnam-0.8%
47,437	HAGL JSC-GDR-Macquarie Bank, Ltd. (b)	37,614
	Total Asia (Cost $456,815)	381,719
	Total Equity-Linked Structured Notes (Cost $456,815)	381,719

Convertible Foreign Bonds-0.0% (e)

North & South America-0.0% (e)

Brazil-0.0% (e)
$80,000	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (f)	234
	Total North & South America (Cost $28,700)	234
	Total Convertible Foreign Bonds (Cost $28,700)	234

Principal Amount	Security Description	Value

Short-Term Investments-7.6%
$386,000	State Street Eurodollar Time Deposit, 0.01%	386,000
	Total Short-Term Investments (Cost $386,000)	386,000

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

Total Investments (Cost $5,223,491)-100.3%	5,073,791
Liabilities in Excess of Other Assets-(0.3)%	(13,221)
TOTAL NET ASSETS 100.0%	$5,060,570

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.6% of the Fund’s net assets.

(b) Non-income producing security.

(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.2% of the Fund’s net assets.

(d) Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of July 31, 2015, these securities amounted to a total value of $17,289 which comprised 0.4% of the Fund’s net assets.

(e) Amount is less than 0.05%.

(f) Represents a zero-coupon bond.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS-Anonim Sirketi is the Turkish term for joint stock company.

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PJSC-Public Joint Stock Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAE-Societe Anonyme Egyptienne.

SAPI de CV-Sociedad Anonima Promotora de Inversion de Capital Variable is the Spanish equivalent to Variable Capital Corporation.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.4%

Asia-12.2%

China-6.0%
2,084,000	Beijing Enterprises Water Group, Ltd. (a)	$1,556,488
693,000	China Everbright International, Ltd.	1,061,987
431,000	China Merchants Holdings International Co., Ltd.	1,581,718
679,000	China Railway Construction Corp., Ltd.-Class H	884,628
738,000	China Resources Gas Group, Ltd.	2,256,182
886,972	China State Construction International Holdings, Ltd.	1,382,122
1,381,000	COSCO Pacific, Ltd.	1,809,909
772,200	CRRC Corp., Ltd.-Class H	975,173
2,530,000	Guangshen Railway Co., Ltd.-Class H	1,214,040
1,022,100	Zhejiang Expressway Co., Ltd.-Class H	1,187,921
		13,910,168

Indonesia-1.5%
63,500,000	PT Bakrieland Development TBK (a)	234,707
3,720,000	PT Jasa Marga Persero TBK	1,574,348
2,466,700	PT Tower Bersama Infrastructure TBK	1,527,157
		3,336,212

Japan-2.4%
35,800	East Japan Railway Co.	3,538,548
53,000	Japan Airlines Co., Ltd.	2,001,372
		5,539,920

Philippines-1.0%
979,600	International Container Terminal Services, Inc.	2,353,953

Thailand-1.3%
5,115,000	BTS Rail Mass Transit Growth Infrastructure Fund	1,523,833
4,900,000	Jasmine Broadband Internet Infrastructure Fund	1,376,366
		2,900,199
	Total Asia (Cost $24,434,848)	28,040,452

Europe-32.0%

France-8.9%
22,000	Aeroports de Paris	2,638,437
108,800	Eutelsat Communications SA	3,315,838
197,200	Groupe Eurotunnel SE	2,833,884
155,100	Suez Environnement Co.	2,973,262
160,800	Veolia Environnement SA	3,589,369
79,800	Vinci SA	5,118,199
		20,468,989

Germany-3.8%
52,400	Fraport AG Frankfurt Airport Services Worldwide	3,440,815
139,900	Hamburger Hafen und Logistik AG	2,689,560
34,900	HeidelbergCement AG	2,661,945
		8,792,320

Italy-3.9%
140,800	Atlantia SpA	3,760,691
564,200	Enel SpA	2,655,747

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

223,000	Societa Iniziative Autostradali e Servizi SpA	2,618,087
		9,034,525

Netherlands-3.1%
807,500	Koninklijke KPN NV	3,192,614
75,900	Koninklijke Vopak NV	3,967,804
		7,160,418

Portugal-1.5%
388,700	NOS SGPS	3,293,883

Spain-4.7%
695,400	Abengoa SA-B Shares	1,563,342
258,090	Abertis Infraestructuras SA	4,224,785
154,500	Cellnex Telecom SAU (a)(b)	2,560,467
240,800	Saeta Yield SA	2,441,483
		10,790,077

United Kingdom-6.1%
127,584	Abengoa Yield PLC	3,238,082
42,200	BT Group PLC-SP ADR	3,049,372
228,376	Ferrovial SA	5,553,024
33,800	National Grid PLC-SP ADR	2,251,756
		14,092,234
	Total Europe (Cost $67,897,753)	73,632,446

North & South America-48.2%

Brazil-2.2%
238,800	CCR SA	1,061,504
277,100	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	1,402,126
2,050,100	Cosan Logistica SA	1,077,755
596,400	EcoRodovias Infraestrutura e Logistica SA	1,208,842
115,000	Tegma Gestao Logistica (a)	312,023
		5,062,250

Canada-3.9%
26,900	Canadian Pacific Railway, Ltd.	4,326,865
102,900	Enbridge, Inc.	4,485,475
		8,812,340

Colombia-1.2%
38,500	Millicom International Cellular SA-SDR	2,816,066

Mexico-6.0%
500,400	Empresas ICA SAB de CV-SP ADR (a)	1,276,020
21,300	Grupo Aeroportuario del Sureste SAB de CV-ADR	3,186,693
540,700	Infraestructura Energetica Nova SAB de CV	2,630,931
2,700,000	OHL Mexico SAB de CV (a)	4,420,543
198,400	Promotora y Operadora de Infraestructura SAB de CV (a)	2,275,767
		13,789,954

Peru-0.5%
182,100	Grana y Montero SA-SP ADR	1,074,390

United States-34.4%
50,400	American Tower Corp.	4,793,544
45,700	American Water Works Co., Inc.	2,372,287
77,400	AT&T, Inc.	2,688,876

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

65,000	CMS Energy Corp.	2,226,900
46,800	Comcast Corp.-Class A	2,920,788
73,500	Corrections Corp. of America	2,584,995
45,900	Crown Castle International Corp.	3,759,669
46,600	DISH Network Corp.-Class A (a)	3,010,826
38,800	Dominion Resources, Inc.	2,781,960
29,100	DTE Energy Co.	2,341,386
34,700	Eversource Energy	1,725,284
71,700	Exelon Corp.	2,300,853
43,600	Genesee & Wyoming, Inc.-Class A (a)	3,105,192
283,700	Great Lakes Dredge & Dock Corp. (a)	1,438,359
55,900	ITC Holdings Corp.	1,888,302
19,900	Kansas City Southern	1,973,881
138,800	MasTec, Inc. (a)	2,558,084
28,100	NextEra Energy, Inc.	2,956,120
59,700	NRG Energy, Inc.	1,340,265
113,300	NRG Yield, Inc.-Class C	2,185,557
119,000	Pattern Energy Group, Inc.	2,907,170
102,700	Progressive Waste Solutions, Ltd.	2,794,467
35,800	SemGroup Corp.-Class A	2,545,022
105,200	T-Mobile U.S., Inc. (a)	4,277,432
124,300	The Geo Group, Inc.	4,692,325
85,743	The Williams Cos., Inc.	4,499,793
126,000	TravelCenters of America LLC (a)	2,048,760
44,900	Union Pacific Corp.	4,381,791
		79,099,888
	Total North & South America (Cost $113,760,899)	110,654,888
	Total Common Stocks (Cost $206,093,500)	212,327,786

Equity-Linked Structured Notes-2.1%

Asia-1.3%

India-1.3%
600,000	Adani Ports and Special Economic Zone-Macquarie Bank, Ltd.	3,045,001

Europe-0.8%

United Kingdom-0.8%
78,000	SSE PLC-Morgan Stanley BV	1,845,403
	Total Equity-Linked Structured Notes (Cost $3,359,814)	4,890,404

Principal Amount

Short-Term Investment-3.4%

$7,915,000	State Street Eurodollar Time Deposit, 0.01%	7,915,000
	Total Short-Term Investment (Cost $7,915,000)	7,915,000
Total Investments (Cost $217,368,314)-97.9%		225,133,190
Other Assets in Excess of Liabilities-2.1%		4,761,598
TOTAL NET ASSETS 100.0%		$229,894,788

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.1% of the Fund’s net assets.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAU-Sociedad Anonima Unipersonal

SDR-Swedish Depositary Receipt

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

1. Organization:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund are five separate series of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund are diversified funds. The Alpine Realty Income & Growth Fund is a non-diversified fund. Alpine International Real Estate Equity Fund seeks long-term capital growth. Current income is a secondary objective. Alpine Realty Income & Growth Fund seeks a high level of current income. Capital appreciation is a secondary objective. Alpine Cyclical Advantage Property Fund seeks long-term capital growth. Current income is a secondary objective. Alpine Emerging Markets Real Estate Fund seeks capital appreciation. Current income is a secondary objective. Alpine Global Infrastructure Fund seeks capital appreciation. Current income is a secondary objective. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. These investments are categorized as Level 2 of the fair value hierarchy. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

As of July 31, 2015, the Emerging Markets Real Estate Fund held securities that were fair valued, which comprised 0.2% of the Fund’s net assets.

Fair Value Measurement:

The Funds have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets/exchanges for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2015:

	Valuation Inputs
International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$57,975,836	$2,487,270	$4,658,254	$65,121,360
Europe	49,164,063	—	252,798	49,416,861
North & South America	12,145,737	—	—	12,145,737
Equity-Linked Structured Notes	558,152	3,912,040	—	4,470,192
Investment Companies	749,030	—	—	749,030
Rights	—	201,974	—	201,974
Warrants	—	2,200	—	2,200
Short-Term Investments	—	2,208,000	—	2,208,000
Total	$120,592,818	$8,811,484	$4,911,052	$134,315,354

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$66,076	$—	$66,076
Liabilities
Forward Currency Contracts	—	(117,394)	—	(117,394)
Total	$—	$(51,318)	$—	$(51,318)

	Valuation Inputs
Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$114,520,955	$—	$—	$114,520,955
Common Stocks	3,494,885	—	—	3,494,885
Preferred Stocks	1,478,094	—	—	1,478,094
Total	$119,493,934	$—	$—	$119,493,934

	Valuation Inputs
Cyclical Advantage Property Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$20,042,141	$786,431	$—	$20,828,572
Europe	10,863,410	—	—	10,863,410
North & South America	20,042,104	172,371	—	20,214,475
Equity-Linked Structured Notes	—	2,445,139	—	2,445,139
Rights	—	75,779	—	75,779
Warrants	—	1,012	—	1,012
Short-Term Investments	—	629,000	—	629,000
Total	$50,947,655	$4,109,732	$—	$55,057,387

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$14,017	$—	$14,017
Liabilities
Forward Currency Contracts	—	(30,935)	—	(30,935)
Total	$—	$(16,918)	$—	$(16,918)

	Valuation Inputs
Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$3,193,081	$159,505	$—	$3,352,586
Europe	163,322	11,543	—	174,865
Middle East/Africa	294,127	—	—	294,127
North & South America	466,971	17,289	—	484,260
Equity-Linked Structured Notes	—	381,719	—	381,719
Convertible Foreign Bonds	—	234	—	234
Short-Term Investments	—	386,000	—	386,000
Total	$4,117,501	$956,290	$—	$5,073,791

	Valuation Inputs
Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$25,140,253	$2,900,199	$—	$28,040,452
Europe	73,632,446	—	—	73,632,446
North & South America	110,654,888	—	—	110,654,888
Equity-Linked Structured Notes	—	4,890,404	—	4,890,404
Short-Term Investments	—	7,915,000	—	7,915,000
Total	$209,427,587	$15,705,603	$—	$225,133,190

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$380,623	$—	$380,623
Liabilities
Forward Currency Contracts	—	(2,928)	—	(2,928)
Total	$—	$377,695	$—	$377,695

* For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

As of the period ending July 31, 2015, certain securities were transferred from one level (as of October 31, 2014) to another. Based on beginning of period market values as of November 1, 2014, approximately $8,908 was transferred from Level 1 to Level 2 for Emerging Market Real Estate Fund as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ended July 31, 2015, the Funds had no transfers between Levels 2 and 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Real Estate Equity Fund
Balance as of October 31, 2014	$12,451,624
Realized gain (loss)	-
Change in net unrealized depreciation	(7,540,572)
Purchases	-
Sales	-
Transfers in to Level 3*	-
Transfers out of Level 3 *	-
Balance as of July 31, 2015	$4,911,052
Change in net unrealized depreciation on Level 3 holdings held at period end	$(7,540,572)

* The Funds recognize transfers as of the beginning of the year.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of July 31, 2015:

International Real Estate Equity Fund

Asset	Fair Value at 07/31/15	Significant Valuation Technique	Significant Unobservable Input	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stock	$4,622,486*+	The Market Approach	Liquidity Discount	20%	20%	Fair Value would Decrease

			Total Enterprise Value / Revenue	1.60 x to 2.20 x	1.90x	Fair Value would Increase

			Price / Book	0.88 x to 1.20 x	1.04x	Fair Value would Increase

Common Stock	$252,798*	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Decrease

Common Stock	$35,768*	Adjusted Book Value	Liquidity Discount	99%	99%	Fair Value would Decrease

* Represents a single security, as of July 31, 2015. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks is liquidity discounts, total enterprise value/revenue, total enterprise value/earnings before interest & taxes, price/book, adjusted weighted average cost of capital and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
International Real Estate Equity Fund	$176,838,783	$24,991,719	$(67,515,148)	$(42,523,429)
Realty Income & Growth Fund	66,794,495	53,545,544	(846,105)	52,699,439
Cyclical Advantage Property Fund	53,061,820	8,048,118	(6,052,551)	1,995,567
Emerging Markets Real Estate Fund	5,223,491	380,507	(530,207)	(149,700)
Global Infrastructure Fund	217,368,314	27,420,575	(19,655,699)	7,764,876

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

D. Foreign Currency Translation Transactions:

The International Real Estate Equity Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure, to or economically hedge against, changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement.

The following forward contracts were held as of July 31, 2015:

International Real Estate Equity Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Euro	State Street Bank and Trust Company	09/16/15	7,400,000	EUR	$8,014,200	$8,131,594	$(117,394)
British Pound	State Street Bank and Trust Company	12/16/15	7,700,000	GBP	12,068,980	12,014,647	54,333
Japanese Yen	State Street Bank and Trust Company	12/16/15	1,310,000,000	JPY	10,605,741	10,593,998	11,743
						$30,740,239	$(51,318)

Cyclical Advantage Property Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Euro	State Street Bank and Trust Company	09/16/15	1,950,000	EUR	$2,111,850	$2,142,785	$(30,935)
British Pound	State Street Bank and Trust Company	12/16/15	1,275,000	GBP	1,998,435	1,989,438	8,997
Japanese Yen	State Street Bank and Trust Company	12/16/15	560,000,000	JPY	4,533,752	4,528,732	5,020
						$8,660,955	$(16,918)

Global Infrastructure Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Euro	State Street Bank and Trust Company	12/09/15	17,000,000	EUR	$19,088,705	$18,708,082	$380,623
British Pound	State Street Bank and Trust Company	08/03/15	299,328	GBP	464,517	467,445	(2,928)
						$19,175,527	$377,695

H. Subsequent Event:

At a meeting held on July 31, 2015, the Board, unanimously approved the tax free reorganization of the Alpine Cyclical Advantage Properties Fund (the “Target Fund”) into the Alpine Global Infrastructure Fund (the “Acquiring Fund”). The reorganization is expected to be effective at the close of business on October 23, 2015 and is subject to shareholder approval. Each shareholder of the Institutional Shares of the Target Fund will receive Institutional Shares of the Acquiring Fund, in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2015

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   September 25, 2015

* Print the name and title of each signing officer under his or her signature.